FINANCIAL ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Cash and cash equivalents

	Amortized Cost
06/30/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	96,470	96,470	96,470
Trade receivables and other current assets (Note 5)	7,165	7,165	7,165
Current financial assets	4,784	4,784	4,784
Of which:
with related parties (Note 11)	89	89	89
Cash and cash equivalents	84,521	84,521	84,521

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	104,669	104,669	104,669
Trade receivables and other current assets (Note 5)	5,862	5,862	5,862
Current financial assets	3,899	3,899	3,899
Of which:
with related parties (Note 11)	76	76	76
Cash and cash equivalents	94,908	94,908	94,908

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	104,669	104,513	104,513
Trade receivables and other current assets (Note 8)	5,862	5,706	5,706
Current financial assets	3,899	3,899	3,899
Of which:
with related parties (Note 14)	76	76	76
Cash and cash equivalents	94,908	94,908	94,908

	Amortized Cost
12/31/2020	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	17,304	17,304	17,304
Trade receivables and other current assets (Note 8)	1,646	1,646	1,646
Current financial assets	4,757	4,757	4,757
Of which:
with related parties (Note 14)	-	-	-
Cash and cash equivalents	10,901	10,901	10,901